SEGMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current assets	$ 865,001		$ 865,001		$ 804,557	$ 154,231
Non-Current assets	922,812		922,812		564,873	33,596
Current liabilities	2,104,634		2,104,634		1,515,646	1,230,402
Non-Current liabilities	2,575,862		2,575,862		1,844,760	157,970
Revenues, net of sales, returns, and allowances:	227,044	$ 753,618	442,327	$ 1,018,479	1,631,653	154,002
Cost of Revenues	155,694	574,957	314,887	772,143	1,314,080	126,674
Operating Expenses	692,556	254,538	1,339,769	672,992	3,588,608	383,520
Other Income / (Expense)	(445,714)		(449,521)		1,483,366	(403)
Net Income (Loss)	(1,066,920)	(75,877)	(1,661,850)	(426,656)	(1,787,669)	(356,595)
Beverages Segment [Member]
Current assets	925,403		925,403		800,378	154,231
Non-Current assets	845,043		845,043		514,312	33,277
Current liabilities	1,512,804		1,512,804		1,356,599	1,218,402
Non-Current liabilities	2,380,512		2,380,512		1,685,260	157,970
Revenues, net of sales, returns, and allowances:	187,171	754,450	367,099	1,020,313	1,635,669	154,002
Cost of Revenues	118,807	578,082	256,870	777,020	1,333,135	126,674
Operating Expenses	507,957	220,198	1,043,180	629,227	1,878,034	336,406
Other Income / (Expense)	(5,626)		(9,433)			(403)
Net Income (Loss)	(445,219)	(43,830)	(942,384)	(385,934)	(1,575,500)	(309,481)
Distribution Segment [Member]
Current assets	(51,034)		(51,034)		44,809
Non-Current assets	68,560		68,560		40,356
Current liabilities	50,157		50,157		61,027
Non-Current liabilities	195,350		195,350		159,500
Revenues, net of sales, returns, and allowances:	65,326	11,852	120,162	16,556	83,051
Cost of Revenues	49,115	9,559	89,726	13,513	68,012
Operating Expenses	90,013	15,777	128,161	22,415	150,401
Other Income / (Expense)	5,105		5,105
Net Income (Loss)	(68,697)	(13,484)	(92,620)	(19,372)	(135,362)
Corporate and Eliminations [Member]
Current assets	(9,368)		(9,368)		(40,630)
Non-Current assets	9,209		9,209		10,205	319
Current liabilities	541,673		541,673		98,020	12,000
Non-Current liabilities
Revenues, net of sales, returns, and allowances:	(25,453)	(12,684)	(44,934)	(18,390)	(87,067)
Cost of Revenues	(12,228)	(12,684)	(31,709)	(18,390)	(87,067)
Operating Expenses	94,586	18,563	168,428	21,350	1,560,173	47,114
Other Income / (Expense)	(445,193)		(445,193)		1,483,366
Net Income (Loss)	$ (553,004)	$ (18,563)	$ (626,846)	$ (21,350)	$ (76,807)	$ (47,114)